Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	360 Funds
Central Index Key	0001319067
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jan. 28, 2019
EAS Crow Point Alternatives Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	EASAX
EAS Crow Point Alternatives Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	EASIX
Crow Point Global Tactical Allocation Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	CGHAX
Crow Point Global Tactical Allocation Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	CGHIX
Crow Point Alternative Income Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	AAIFX
Crow Point Alternative Income Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	AIIFX
RVX Emerging Markets Equity Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	RVXEX	[1]
RVX Emerging Markets Equity Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	RVEMX
Eagle Rock Floating Rate Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	ERFAX	[1]
Eagle Rock Floating Rate Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	ERFIX

[1]	Shares currently not offered for sale.